Acquisition of STC-MEMS (Details 1) - Smart Systems Technology & Commercialization Center (STC-MEMS) [Member] - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues, net	$ 4,195,374	$ 5,314,499
Net (loss) allocable to common shareholders	$ (13,907,072)	$ (7,613,100)
Net (loss) per share	$ (0.82)	$ (0.57)
Weighted average number of shares outstanding	16,990,536	13,349,482